Valuation Allowance Relates Primarily to Net Operating Loss Carry-forwards for Entities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	$ 5.1	$ 5.1
Living Gold (Pty) Limited
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	4.8	3.9
Golden Oils (Pty) Limited
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	0.3	0.4
Golden Hytec Farming (Pty) Limited
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets		0.3
Agrihold (Pty) Limited
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets		$ 0.5